Leases - Summary of Future Minimum Lease Receipts and Payments Under Operating Leases (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Lease receipts
Remaining 2021	$ 5.2
2021 and 2022	12.1	$ 10.3
2022 and 2023	12.2	10.3
2023 and 2024	12.2	10.3
2024 and 2025	12.3	10.3
2025		10.3
Thereafter	22.3	13.8
Total minimum lease receipts	76.3	65.3
Lease commitments
Remaining 2021	30.3
2021 and 2022	60.0	60.6
2022 and 2023	58.7	61.2
2023 and 2024	56.5	60.1
2024 and 2025	48.9	58.0
2025		48.6
Thereafter	311.7	298.2
Total minimum lease payments	$ 566.1	$ 586.7